Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios, Inc. 15
Prospectus Date	rr_ProspectusDate	Oct. 30, 2023
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2023